Retirement Benefit Plans (Schedule Of Target Allocation Of Plan Assets) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Equity securities, 2012 Target	0.50%
Equity securities	38.00%	52.00%
Fixed income securities, 2012 Target	0.45%
Fixed income securities*	52.00% [1]	41.00%	[1]
Private equity investments, 2012 Target	0.05%
Private equity investments	10.00%	7.00%
Total, 2012 Target	1.00%
Total	100.00%	100.00%

[1]	Includes cash and cash equivalents which are held to manage duration in connection with fixed income investment strategies. At December 31, 2011, also includes cash held in anticipation of a transfer to SunCoke Energy's pension trust.